Related parties - Transactions with related parties (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties
Guarantees provided	$ 0	$ 0
guarantees received	0	0
Provision for expected credit losses	0	0
Frontier Airlines Inc
Disclosure of transactions between related parties
Code-share	148,964	208,968	$ 8,358
Aeromantenimiento, S.A.
Disclosure of transactions between related parties
Aircraft and engine maintenance	239,118	201,624	341,726
Technical support	3,945	5,815	4,796
One Link, S.A. de C.V.
Disclosure of transactions between related parties
Call center fees and other professional fees	73,167	37,026
Mijares, Angoitia, Corts y Fuentes, S.C.
Disclosure of transactions between related parties
Professional fees	5,582	1,321	1,672
Grupo Aeroportuario del Centro Norte
Disclosure of transactions between related parties
Airport service	32,193
Chevez, Ruiz, Zamarripa y Ca., S.C
Disclosure of transactions between related parties
Professional fees	4,823
Servprot S.A. de C.V.
Disclosure of transactions between related parties
Security service	$ 3,464	$ 3,120	2,804
Human Capital International
Disclosure of transactions between related parties
Professional fees			$ 324